Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating revenues
Time charter revenues	$ 85,175	$ 38,527
Voyage charter revenues	95,821	56,473
Bareboat charter revenues	0	2,387
Other revenues	661	2,862
Total operating revenues	181,657	100,249
Gain on sale of assets and amortization of deferred gains	128	166
Other operating income (expenses)	2,993	330
Operating expenses
Voyage expenses and commission	55,011	37,942
Ship operating expenses	58,608	50,667
Charter hire expenses	29,454	26,920
Administrative expenses	6,128	6,886
Provision for uncollectible receivables	0	1,800
Impairment loss on leased vessels	0	985
Depreciation	35,984	30,794
Total operating expenses	185,185	155,994
Net operating income (loss)	(407)	(55,249)
Other income (expenses)
Interest income	830	831
Interest expense	(27,118)	(20,995)
Equity results of associated companies, including impairment	243	(2,952)
Impairment loss on marketable securities	0	(10,050)
Gain (loss) on derivatives	(3,796)	(17,821)
Other financial items	455	(1,196)
Net other income (expenses)	(29,386)	(52,183)
Net (loss) before income taxes	(29,793)	(107,432)
Income tax expense	47	20
Net income (loss)	$ (29,840)	$ (107,452)
Per share information:
Loss per share: basic and diluted (in USD per share)	$ (0.26)	$ (1.27)